ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
ACCRUED EXPENSES
NOTE 5    ACCRUED EXPENSES

Accrued liabilities consisted of the following as of December 31, 2016 and 2015:

	December 31,
	2016	2015
Accrued payroll	$1,398,288	$1,094,666
Royalties	167,240	75,642
Accrued interest	16,114	44,291
Accrued consulting fees	150,000	-
Accrued property and use tax	756,348	10,905
Accrued placement fees on convertible notes	4,480,163	-
Other	139,333	87,645
Total accrued liabilities	$7,107,486	$1,313,149